Deferred Tax - Unrecognised deferred tax assets (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Deferred Tax
Unrecognized Deferred Tax Assets	₨ 3,533,240	₨ 3,493,752
Deductible temporary differences
Deferred Tax
Unrecognized Deferred Tax Assets	273,825	243,932
Deductible temporary differences | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets	888,226	743,384
Tax loss carry forward and unabsorbed depreciation
Deferred Tax
Unrecognized Deferred Tax Assets	3,259,415	3,249,820
Unutilise tax loss carry forwards | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets	8,843,057	9,376,379
Unabsorbed depreciation | Subsidiaries
Deferred Tax
Unrecognized Deferred Tax Assets	₨ 1,858,662	₨ 1,262,313
Minimum alternate tax recoverable
Deferred Tax
Carryforward period	15 years